Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income taxes
	2018	2017
United States	$(8,775,452)	$(15,488,668)
Outside United States	(1,221,919)	(1,964,180)
Loss before income taxes	$(9,997,371)	$(17,452,848)

Schedule of reconciliation from the U.S. Federal statutory income rate
	2018	2017
US Federal Statutory Tax Rate	21.00%	34.00%
State taxes	4.35%	3.63%
Permanent items	—	(5.94%)
Amortization of Discount - APIC	—	2.04%
NOL True-Ups	(2.48%)	(2.78%)
Change in tax rates	—	(23.88%)
Change in valuation allowance	(27.82%)	(7.07%)

	0.00%	0.00%

Schedule of components of deferred tax assets and liabilities
	2018	2017
Deferred Tax Assets
Net Operating Loss	$5,981,004	$4,305,729
Stock Options	5,890,565	5,276,885
Charitable Contributions	1,267	1,267
Basis Difference in Intangible Assets	99,296	39,125
Basis Difference Fixed Assets	5,096	—
Accrued Payroll	42,939	97,127
Valuation Allowance	(11,983,078)	(9,559,975)
Total Deferred Tax Asset	37,089	160,158

Debt Discounts	(27,086)	(115,553)
Debt Issuance Costs	(10,003)	(42,667)
Basis Difference Fixed Assets	—	(1,938)
Total Deferred Tax Liability	(37,089)	(160,158)

Net Deferred Tax Asset	$—	$—